Promissory Notes and Loans Payable (Details) - USD ($)	Mar. 31, 2021	Sep. 30, 2020	Sep. 30, 2019
Notes and Loans Payable [Abstract]
Principal loans and notes	$ 1,008,498	$ 990,305	$ 372,260
Discounts	(131,724)	(87,054)	(87,311)
Total	876,774	903,251	$ 284,949
Less Current portion	(571,984)	903,251
Non-current	$ 304,790